Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The table below summarizes the non-cash investing and financing activities relating to the periods presented:

(In US$ millions)	December 31, 2014	December 31, 2013	December 31, 2012
Non-cash investing activities
Disposal of West Auriga - consideration received as a loan note (1)	100	—	—
Disposal of West Vela - deferred consideration receivable (1)	74	—	—
Disposal of tender rig business - deferred consideration received in shares (1)	—	416	—
Disposal of tender rig business - deferred consideration in receivables (1)	—	145	—
Acquisition of Archer shares, settled against existing related party loan (2)	—	55	—
Acquisition of AOD shares, settled against existing related party loan (3)	—	67	—
Non-cash financing activities
Conversion of convertible bond into shares, decrease in long term debt (4)	584	—	—
Conversion of convertible bond into shares, net increase in equity (4)	615	—	—
Purchase of SFL Polaris, net increase in related party payables and net decrease in equity (5)	13	—	—
Sale of non-controlling interest, increase in receivables (6)	4	—	—
Dividend to non-controlling interests in VIEs (7)	—	223	—
Dividend payable to related party (8)	—	—	93

1.	Disposals of the West Auriga, West Vela, in 2014 and the disposal of the tender rig business in 2013 - refer to Note 11 - Disposals of businesses

2.	Private placement of Archer shares in February 2013 was settled against related party loan receivable - refer to Note 17 - Investments in associated companies

3.	Private placement of AOD shares in March 2013 was settled against elated party loan receivable - refer to Note 17 - Investments in associated companies

4.	Conversion of convertible bonds in July 2014 - refer to Note 23 - Long term debt

5.	Purchase of SFL Polaris from Ship Finance - refer to Note 35 - VIEs

6.	Sale of interests in Seadrill Offshore Nigeria Limited and Seadrill Nigeria Operations Limited to Hiers Holding Limited - refer to Note 27 - Non-Controlling interests

7.	Dividends declared by VIEs in 2013 to Ship Finance was settled against related party balances with Ship Finance - refer to Note 27 - Non-Controlling interests

8.	Loan issued to Metrogas in 2012 - refer to Note 31 - Related party transactions